Derivative Warrants Liabilities - Schedule of Reconciliation of the Fair Value of Derivative Warrants Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Fair Value of Derivative Warrants Liabilities [Abstract]
Opening balance	$ 72	$ 138	$ 50
Recognition of fair value of Warrant Share issued at Effective Date			88
Amount classified to equity upon determination of the exercise price of Warrant Share (see Note 10D2 below)	(599)
Change in fair value of derivative warrant liability (see Note 12 below)	577	(66)
Closing balance	$ 50	$ 72	$ 138